Annual Total Returns [BarChart] - First Trust Dorsey Wright Peoples Portfolio ETF - First Trust Dorsey Wright Peoples Portfolio ETF	May 03, 2021
Bar Chart Table:
2013	19.00%
2014	15.22%
2015	(5.88%)
2016	0.54%
2017	21.71%
2018	(8.26%)
2019	30.24%
2020	(14.42%)